Interim Condensed Consolidated Statement of Changes in Equity (Unaudited) - USD ($) $ in Thousands	Share premium [member]	Reserve of share-based payments [member]	Reserve of exchange differences on translation [member]	Revaluation surplus [member]	Retained earnings [member]	Treasury shares [member]	Equity attributable to owners of parent [member]	Non-controlling interests [member]	Total
Balance at Dec. 31, 2022	$ 63,204	$ 25,083	$ 290	$ (759)	$ (50,704)	$ (14,962)	$ 22,152	$ 263	$ 22,415
IfrsStatementLineItems [Line Items]
Total loss and income					(15,537)		(15,537)	311	(15,226)
Total other comprehensive income			10	214			224		224
Member Draws								(303)	(303)
Acquisition of commons shares for Restricted Share Unit (RSU) Plan						(1,761)	(1,761)		(1,761)
Release of treasury shares	(15,798)					15,798
Issuance of Restricted Share Units	11,121	(11,121)
Exercise of stock options	873	(281)					592		592
Equity-settled share-based payment		18,980					18,980		18,980
Balance at Sep. 30, 2023	59,400	32,661	300	(545)	(66,241)	(925)	24,650	271	24,921
Balance at Dec. 31, 2023	62,567	52,937	262	(429)	(78,205)	(257)	36,875	209	37,084
IfrsStatementLineItems [Line Items]
Total loss and income					(19,898)		(19,898)	150	(19,748)
Total other comprehensive income			265	97			362		362
Member Draws								(171)	(171)
Acquisition of commons shares for Restricted Share Unit (RSU) Plan						(30,336)	(30,336)		(30,336)
Release of treasury shares	(29,365)					29,365
Issuance of Restricted Share Units	24,273	(24,273)
Exercise of stock options	10,572	(4,955)					5,617		5,617
Exercise of warrants	1,113	(251)					862		862
Shares withheld for taxes	(1,477)						(1,477)		(1,477)
Equity-settled share-based payment		37,797					37,797		37,797
Balance at Sep. 30, 2024	$ 67,683	$ 61,255	$ 527	$ (332)	$ (98,103)	$ (1,228)	$ 29,802	$ 188	$ 29,990